Channel Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
CORPORATE BONDS — 82.91%
Principal
Amount Fair Value
Corporate Bonds - Domestic — 82.91%
Activision Blizzard, Inc., 3.40%, 9/15/2026 $ 232,000 $ 228,644
Ally Financial, Inc., Series B, 4.70%, 8/15/2169
(a)
500,000 482,785
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025 699,194 693,996
American Airlines Pass Through Trust, Series 2016-1A, 4.10%, 1/15/2028 296,600 286,310
American Airlines Pass Through Trust, Series 2016-2A, 3.65%, 12/15/2029 1,153,192 1,104,320
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y +
275bps)
(a)
400,000 415,841
Apache Corp., 7.75%, 12/15/2029 800,000 875,751
Bank of America NA, 5.52%, 10/25/2035
(a)
500,000 498,918
Blue Owl Capital Corp., 3.40%, 7/15/2026 500,000 491,977
Blue Owl Credit Income Corp., 6.65%, 3/15/2031 500,000 515,246
Cheniere Energy Partners LP, 4.00%, 3/1/2031 300,000 285,499
Comerica, Inc., 5.98%, 1/30/2030 (SOFRRATE+ 215.50bps)
(a)
250,000 256,195
Devon Energy Corp., 7.88%, 9/30/2031 400,000 460,956
Dominion Energy, Inc., 6.88%, 2/1/2055 (H15T5Y + 238.60bps) 250,000 262,712
Edison International, 5.38%, 9/15/2069 (H15T5Y + 469.80bps)
(a)
1,200,000 1,129,579
Energy Transfer LP, 6.50%, 11/15/2167 (H15T5Y + 569.40bps)
(a)
1,000,000 1,005,847
EQT Corp., 7.00%, 2/1/2030 500,000 541,974
EverBank Financial Corp., 5.75%, 7/2/2025 500,000 500,000
First Horizon Bank, 5.75%, 5/1/2030 600,000 614,243
FS KKR Capital Corp., 6.13%, 1/15/2030 500,000 497,571
Genworth Holdings, Inc., 6.59%, 11/15/2036 (SOFRRATE+ 200.25bps)
(a)
2,000,000 1,712,877
GEO Group, Inc. (The), 10.25%, 4/15/2031 800,000 878,279
Hawaiian Airlines Pass Through Trust, Series 2013-1A, 3.90%, 1/15/2026 410,339 404,298
JetBlue Airways Pass Through Trust, Series 2020-1B, 7.75%, 11/15/2028 530,476 536,204
KeyBank NA/Cleveland OH, 3.90%, 4/13/2029 250,000 241,532
Occidental Petroleum Corp., 7.20%, 3/15/2029 1,207,000 1,281,853
Paramount Global, 6.38%, 3/30/2062
(a)
500,000 490,332
Philip Morris International, Inc., 4.90%, 11/1/2034 500,000 498,089
Spirit Airlines Passthrough Trust, Series 2015-1A, 4.10%, 4/1/2028 287,121 258,676
Synovus Financial Corp., 6.17%, 11/1/2030 (TSFR3M + 800bps) 500,000 512,853
Truist Bank, 2.25%, 3/11/2030 250,000 225,097
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025 442,573 442,395
United Airlines Pass Through Trust, Series 2020-1B, 4.88%, 1/15/2026 498,563 497,875
United Airlines Pass Through Trust, Series 2018-1B, 4.60%, 3/1/2026 136,059 133,725
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026 591,894 586,865
WarnerMedia Holdings, Inc., 4.28%, 3/15/2032 500,000 412,289
Western Midstream Operating LP, 4.50%, 3/1/2028 250,000 248,718
TOTAL CORPORATE BONDS - DOMESTIC (Cost $19,550,850) 20,510,321
TOTAL CORPORATE BONDS (Cost $19,550,850) 20,510,321

Channel Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
U.S. GOVERNMENT & AGENCIES — 8.30%
Principal
Amount Fair Value
United States Treasury Note, 4.25% , 5/15/2035 $ 2,050,000 $ 2,053 ,844
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,017,606) 2,053,844
MONEY MARKET FUNDS - 1.31% Shares
Fidelity Investments Money Market Government Portfolio, Class I, 4.23%
(b)
324,397 324,397
TOTAL MONEY MARKET FUNDS (Cost $324,397) 324,397
TOTAL INVESTMENTS — 92.52% (Cost $21,892,853) 22,888,562
Other Assets in Excess of Liabilities — 7.48% 1,851,013
NET ASSETS — 100.00% $ 24,739,575
(a) Variable rate security. The rate shown is the effective interest rate as of June 30, 2025. The benchmark on which the rate is calculated is shown parenthetically.
(b) Rate disclosed is the seven day effective yield as of June 30, 2025.